Events Unaudited Subsequent to the Date of the Independent Auditor's Report (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jan. 22, 2026	Jan. 20, 2026	Sep. 24, 2025	Sep. 12, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 29, 2025	May 01, 2025	Apr. 02, 2025	Feb. 14, 2025	Jan. 24, 2025	Mar. 04, 2024	Oct. 13, 2023	Sep. 19, 2023	Apr. 26, 2023	Jan. 17, 2023
Events Unaudited Subsequent to the Date of the Independent Auditor
Issuance of shares (in Shares)					35,044									294		704
Principal amount					$ 756,917.28			$ 1,192,953
Other cash payments from operating activities					$ 500,000
Maturity date					January 31, 2023		January 31, 2023
Percentage of interes rate				10.00%	1.00%		1.00%			20.00%	20.00%	20.00%	20.00%		18.00%		4.00%	1.00%
Conversion price per share (in Dollars per share)				$ 3.39
Aggregate gross proceeds								350,395
Working capital				$ 3,000,000	$ 724,276		$ 1,418,036
Repayment of indebtedness				7,000,000
Marketing and advertising services				$ 3,500,000
Volume weighted average price percentage (in Dollars per share)				$ 85
Percentage sale price				85.00%
Offering percentage				2.50%
Fees and expenses				$ 50,000	863,287	$ 1,510,663	2,693,399	2,699,100
Cash				$ 300,000	$ 2,523,719		3,838,650	$ 82,816
Class B Special Shares [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Issuance of shares (in Shares)					111,432
PGC Settlement Agreement [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Principal amount							4,153,078
Other cash payments from operating activities							$ 500,000
PGC Settlement Agreement [Member] | Class B Special Shares [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Issuance of shares (in Shares)							111,432
Dunstan Settlement Agreement [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Principal amount							$ 756,917.28
Dunstan Settlement Agreement [Member] | Class B Special Shares [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Issuance of shares (in Shares)							35,044
PGC Note and Dunstan Note [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Maturity date							August 19, 2031
Conversion price per share (in Dollars per share)							$ 1.36
PGC Note and Dunstan Note [Member] | Bottom of range [member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Percentage of interes rate							8.00%
PGC Note and Dunstan Note [Member] | Top of range [member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Percentage of interes rate							1.20%
Consideration Note [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Principal amount							$ 14,133,966
Maturity date							August 19, 2027
Percentage of interes rate							16.00%
Commitment fee							$ 424,018.98
Univest Securities, LLC [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Conversion price per share (in Dollars per share)				$ 14.4
September Note [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Aggregate gross proceeds				$ 3,500,000
September Note [Member] | Securities Purchase Agreement [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Aggregate gross proceeds				$ 12,000,000
January Note [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Percentage of interes rate		10.00%
Conversion price per share (in Dollars per share)		$ 0.254
Volume weighted average price percentage (in Dollars per share)		$ 85
Percentage sale price		85.00%
Offering percentage		1.00%
Cash		$ 70,000	$ 600,000
Purchase Price		$ 7,000,000
Amendment to option agreement			the Company entered an Amendment No. 1 to Amended and Restated Option to Purchase (the “Amendment”) with 1107385 B.C. LTD. The Amendment extended the option term contained in the agreement to September 25, 2027. In exchange for such extension, the Company shall pay to the Owner a total of $250,000, of which $150,000 was paid at signing and $100,000 shall be paid on the 12-month anniversary of the Amendment.
January Note [Member] | Bottom of range [member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Conversion price per share (in Dollars per share)		$ 1.27
Ownership percentage		4.99%
January Note [Member] | Top of range [member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Ownership percentage		9.99%
Forecast [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Principal amount	$ 12,000,000
Forecast [Member] | Class A Special Shares [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Issuance of shares (in Shares)									28,986
Forecast [Member] | January Note [Member]
Events Unaudited Subsequent to the Date of the Independent Auditor
Aggregate gross proceeds		$ 2,300,000
Working capital		2,600,000
Repayment of indebtedness		$ 2,100,000